CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (1,756)	$ (2,898)	$ (4,770)	$ 2,198
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	283	397	1,361	1,467
Provision for expected credit losses	6	(8)	24	483
Provision for (benefit from) deferred income taxes			532	(1,092)
Provision for (benefit from) deferred income taxes	31	(287)	532	(1,092)
Stock-based compensation	386	378	1,280	1,469
Other, net			12	0
Changes in operating assets and liabilities, net of effect of dispositions:
(Increase) decrease in accounts receivable	(1,199)	(1,626)	(1,275)	6,921
Increase in prepaid and other assets	(326)	(702)	(531)	(1,105)
Increase (decrease) in accounts payable and other liabilities			1,213	(3,379)
Increase in accounts payable, accrued expenses, and other liabilities	1,773	2,961	(633)	(6,647)
Net cash used in operating activities	(802)	(1,785)	(2,787)	315
Cash flows from investing activities:
Capital expenditures	(6)	(9)	(18)	(99)
Cash paid for acquisitions, net of cash acquired			0	(2,055)
Proceeds from corporate benefit policy			1,076	0
Proceeds from corporate benefit policy	0	1,076
Net cash (used in) provided by investing activities	(6)	1,067	1,058	(2,154)
Cash flows from financing activities:
Payments for business acquisition liabilities			0	(1,250)
Purchase of treasury stock (including payment of tax withholdings)	0	(936)	(2,775)	(959)
Cash paid for net settlement of employee restricted stock units	(8)	(159)	(327)	(244)
Net cash used in financing activities	(8)	(1,095)	(3,102)	(2,453)
Effect of exchange rates on cash, cash equivalents, and restricted cash	363	(358)	(672)	(15)
Net decrease in cash, cash equivalents, and restricted cash	(453)	(2,171)	(5,503)	(4,307)
Cash, cash equivalents, and restricted cash, beginning of the period	17,667	23,170	23,170	27,477
Cash, cash equivalents, and restricted cash, end of the period	17,214	20,999	17,667	23,170
Supplemental disclosures of cash flow information:
Cash received during the period for interest	71	93
Net cash payments during the period for income taxes	283	147	455	2,189
Cash paid for amounts included in operating lease liabilities	$ 205	$ 208	809	583
Supplemental non-cash disclosures:
Right-of-use assets obtained in exchange for operating lease liabilities			$ 416	$ 1,354